BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
BASIC AND DILUTED EARNINGS PER SHARE
Schedule of net income attributable to ordinary owners of the Company (diluted)

	2020	2021	2022
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	33,443	71,975	66,153
Net income attributable to ordinary owners of the Company (diluted)	33,443	71,975	66,153

Schedule of weighted average number of shares (diluted)

	2020	2021	2022
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as at December 31	121,071,209,646	121,071,209,646	120,889,248,735
Weighted average number of shares (diluted) as at December 31	121,071,209,646	121,071,209,646	120,889,248,735